UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2004

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CEDAR RAPIDS
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-01949

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARY LOY
Title: ASST. VICE PRESIDENT
Phone: 5151 245 2999
Signature, Place, and Date of Signing:

MARY LOY    DES MOINES, IA    07/20/2004

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           9
Form 13F Information Table Value Total:           $ 1,986

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                   VALUE        SHARES/      SH/ PUT/
  NAME OF ISSUER                   OF CLASS        CUSIP    (X $1000)    PRN AMOUNT   PRN CALL
  SECURITY NAME                    SUBCLASS

  AMERICAN INTERNATIONAL GROUP     COMMON STOCK    026874107         292         4090 SH
  GENERAL ELECTRIC CO.             COMMON STOCK    369604103         333        10280 SH
  INTEL CORP                       COMMON STOCK    458140100         202         7320 SH
  JOHNSON & JOHNSON                COMMON STOCK    478160104         345         6200 SH
  MARINER                          COMMON STOCK    568459101           0        20000 SH
  MCLEODUSA INC                    COMMON STOCK    582266995          81        20000 SH
  PEPSICO INC                      COMMON STOCK    713448108         232         4300 SH
  PFIZER, INC                      COMMON STOCK    717081103         271         7915 SH
  WAL-MART                         COMMON STOCK    931142103         230         4350 SH

  NAME OF ISSUER                  INVSTMT OTHER         VOTING AUTHORITY
  SECURITY NAME                   DISCRTN MANAGERS      SOLE         SHARED       NONE

  AMERICAN INTERNATIONAL GROUP    SOLE                  4090
  GENERAL ELECTRIC CO.            SOLE                  10280
  INTEL CORP                      SOLE                  7320
  JOHNSON & JOHNSON               SOLE                  6200
  MARINER                         SOLE                  20000
  MCLEODUSA INC                   SOLE                  20000
  PEPSICO INC                     SOLE                  4300
  PFIZER, INC                     SOLE                  7915
  WAL-MART                        SOLE                  4350